CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments) (Details) MMBTU in Thousands, t in Millions, m³ in Millions										1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) MW	Dec. 30, 2019 MMBTU	Mar. 05, 2019 USD ($)	May 25, 2018	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Jun. 30, 2008 USD ($) m³	Mar. 31, 2008 electrical_plant	Dec. 20, 2000 electrical_plant	Mar. 31, 2017	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) t MW m³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2006 distributor MW	Feb. 13, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Number of electrical plants terminated | electrical_plant								2
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term						25 years
Long-term contract for purchase of electric power, electrical demand | MW						699
Percentage of electricity needs supplied						78.00%
Guarantor obligations, outstanding	$ 62,500,000											$ 62,500,000
Guarantor obligations, percentage of amount payable if counterparty terminates agreement				78.00%
Iberdrola Energia Monterey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term									25 years
Long-term contract for purchase of electric power, electrical demand | MW	51.7											111.2
Percentage of electricity needs supplied												7.00%
Long-term contract for purchase of electric power, credit (per megawatt)												$ 750,000
Long-term contract for purchase of electric power, credit												83,400,000
Long-term contract for purchase of electric power, discount												$ 15,000,000.0
Short-term contract for purchase of electric power, percentage discount on contract												2.50%
Ternium Mexico S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of electrical plants | electrical_plant									4
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 25,000,000.0
Guarantor obligations, amount	25,000,000.0											$ 25,000,000.0
Long-term purchase commitment, obligations outstanding	9,500,000											9,500,000
Praxair Mexico | Minimum Annual Oxygen Consumption
Disclosure of contingent liabilities [line items]
Long-term purchase commitment , minimum annual consumption, amount							$ 4,500,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period					10 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU					60
Long-term contract for purchase of natural gas transportation, amount	3,700,000											3,700,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period		15 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU		31
Long-term contract for purchase of natural gas transportation, amount	4,800,000											4,800,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding	221,800,000											$ 221,800,000
Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term															15 years
Long-term contract for purchase of electric power, electrical demand | MW															200
Number of distributors | distributor															24
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period for maintenance services of turbines										20 years
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required												85.00%
LSI Logistica S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	11,000,000.0
Public utilities inventory, fuel | Air Liquide Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												$ 18,700,000
Industrial Gas | Praxair Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	6,100,000						$ 421,000,000
Long-term purchase commitment , minimum annual consumption, volume | m³							96.0
Industrial Gas | Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	228,900,000
Hydrogen | Praxair Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	8,800,000
Iron Ore, Pellets and Iron Ore Fines | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required												80.00%
Long-term purchase commitment, amount												$ 385,000,000.0
Iron Ore, Pellets and Iron Ore Fines | Vale S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | t												8.0
Turbine Maintenance | GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												$ 171,300,000
Maintenance Services | Primetals Technologies Brazil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												57,300,000
Natural Gas | Tecpetrol
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												8,100,000
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												28,500,000
Natural Gas | Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount												$ 25,800,000
Long-term purchase commitment, volume | m³												61.5
Techgen S.A. de C.V. | Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount																$ 640,000,000
Borrowings outstanding	44,600,000											$ 44,600,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	21,400,000											21,400,000
Ternium S.A. | Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	106,500,000											$ 106,500,000
Guarantor obligations, percentage												48.00%
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, percentage												48.00%
Scenario one | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required												80.00%
Long-term purchase commitment, percentage of penalty												7.00%
Scenario one | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated												70.00%
Scenario one | Top of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated												75.00%
Scenario two | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required												80.00%
Long-term purchase commitment, percentage of penalty												15.00%
Scenario two | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated												70.00%
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of contingent liabilities [line items]
Original principal amount	$ 1,000,000,000											$ 1,000,000,000					$ 1,000,000,000
Borrowings, net senior leverage ratio	350.00%											350.00%
Line of credit facility, disbursed											$ 600,000,000			$ 400,000,000
Borrowings outstanding	$ 500,000,000											$ 500,000,000
Ternium Investments Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount			$ 1,500,000,000
Borrowings outstanding	$ 400,000,000											$ 400,000,000
Repayments of non-current borrowings													$ 725,000,000	$ 375,000,000
Ternium Investments Syndicated Loan | Ternium Investments S.a.r.l.
Disclosure of contingent liabilities [line items]
Debt instrument, term			5 years